Schedule of Basic and Diluted Net Income (loss) Per Common Share (Details) - USD ($)		3 Months Ended				6 Months Ended				9 Months Ended		12 Months Ended
		Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022 [1]	Sep. 30, 2022	Dec. 31, 2021 [1]	Sep. 30, 2021
Net income (loss) per common share - basic:
Net income (loss) attributable to common shareholders - basic
Weighted average common shares outstanding – basic		1,104,711		893,364		1,102,587		886,151				942,463		751,723
Net income (loss) per common share – basic		$ (1.27)	[2]	$ (2.06)	[2]	$ (4.63)	[2]	$ (5.65)	[2]			$ (19.43)		$ (14.02)
Add: dilutive shares related to:
Weighted average common shares outstanding – diluted	[2]	1,104,711		893,364		1,102,587		886,151
Net loss per common share – diluted	[2]	$ (1.27)		$ (2.06)		$ (4.63)		$ (5.65)
Theralink Technologies Inc [Member]
Net income (loss) per common share - basic:
Net income (loss) attributable to common shareholders - basic		$ 4,500,049		$ (1,768,629)						$ (40,562,132)	$ (5,236,563)		$ (12,981,962)		$ (6,638,267)
Weighted average common shares outstanding – basic		6,151,499,919		6,062,411,449						6,151,499,919	5,732,126,399		5,881,207,480		5,369,618,049
Net income (loss) per common share – basic		$ 0.00		$ (0.00)						$ (0.01)	$ (0.00)		$ (0.00)		$ (0.00)
Net income (loss) per common share - diluted:
Add: interest on convertible debt		$ 5,060,163
Less: derivative gain		(11,482,036)
Numerator for loss per common share – diluted		(1,921,824)		(1,768,629)						(40,562,132)	(5,236,563)
Add: dilutive shares related to:
Stock options
Warrants		1,555,920,022
Convertible debt		$ 13,439,835,126
Weighted average common shares outstanding – diluted		21,147,255,067		6,062,411,449						6,151,499,919	5,732,126,399
Net loss per common share – diluted		$ (0.00)		$ (0.00)						$ (0.01)	$ (0.00)

[1]	Retrospectively restated for the effect of 30-for-1 reverse stock split. (Note 15)
[2]	Retrospectively restated for the effect of 30-for-1 reverse stock split. (Note 15)